Derivatives (Credit Risk Exposure) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit Derivatives [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 1,382	$ 1,394
Total cash deposits/collateral on hand	103	119
Accounts Receivable [Member]
Credit Derivatives [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 1,215	$ 1,141